CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

NOTE 8. CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

The Company’s Class A Common Stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 380,000,000 shares of Class A Common Stock with a par value of $0.0001 per share. Holders of the Company’s Class A Common Stock are entitled to one vote for each share. As of June 30, 2023 and December 31, 2022, there were 20,125,000 shares of Class A Common Stock outstanding subject to possible redemption and are classified outside of permanent equity in the condensed balance sheets.

The Class A Common Stock subject to possible redemption reflected on the balance sheets is reconciled in the following table:

Gross proceeds from Initial Public Offering	$201,250,000
Less:
Fair Value of Public Warrants at Issuance	(5,816,125)
Offering Costs allocated to Class A common stock subject to possible redemption	(11,247,232)
Plus:
Accretion of Class A common stock subject to possible redemption amount	21,088,357
Class A common stock subject to possible redemption at December 31, 2021	205,275,000
Accretion of Class A common stock subject to possible redemption amount	(4,141,008)
Derecognition of deferred underwriting fee payable allocated to Class A common stock	6,717,612
Additional offering cost related to deferred underwriting fees	(350,000)
Class A common stock subject to possible redemption at December 31, 2022	207,501,604
Accretion of Class A common stock subject to possible redemption amount	1,558,841
Class A common stock subject to possible redemption at March 31, 2023	209,060,445
Accretion of Class A common stock subject to possible redemption amount	1,291,243
Redemption of Class A common stock on June 29, 2023	(189,038,189)
Class A common stock subject to possible redemption at June 30, 2023	$21,313,499

NOTE 9. CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

The Company’s Class A Common Stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 380,000,000 shares of Class A Common Stock with a par value of $0.0001 per share. Holders of the Company’s Class A Common Stock are entitled to one vote for each share. As of December 31, 2022 and December 31, 2021, there were 20,125,000 shares of Class A Common Stock outstanding subject to possible redemption and are classified outside of permanent equity in the balance sheets.

The Class A Common Stock subject to possible redemption reflected on the balance sheets is reconciled in the following table:

Gross proceeds from Initial Public Offering	$201,250,000
Less:
Fair Value of Public Warrants at Issuance	(5,816,125)
Offering Costs allocated to Class A common stock subject to possible redemption	(11,247,232)
Plus:
Accretion of Class A common stock subject to possible redemption amount	21,088,357
Class A common stock subject to possible redemption at December 31, 2021	$205,275,000
Accretion of Class A common stock subject to possible redemption amount,	(4,141,008)
Derecognition of deferred underwriting fee payable allocated to Class A common stock	6,717,612
Additional offering cost related to deferred underwriting fees	(350,000)
Class A common stock subject to possible redemption at December 31, 2022	$207,501,604